Ms. Anu Dubey
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

April 9, 2013

RE: Amana Mutual Funds Trust — File No. 2-96924

Post-Effective Amendment No. 33 (Act of 1933) and No. 36 (Act of 1940)

Dear Ms. Dubey:

On behalf of the referenced Trust, please find enclosed for review a "blackline" version the Trust's Registration Statement on Form N-1A recently filed pursuant to Rule 485 (a) Post Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940.

This correspondence is filed pursuant to your request.

The only changes to this Amendment are references to the new Trust in the section "History of the Trust" on page one of the Statement of Additional Information and are marked by the  tag. There are no other material changes.

Very truly yours,
Amana Mutual Funds Trust
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser
President